Leases (Tables)	12 Months Ended
Mar. 31, 2019
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Carrying Amount of Assets Held under Finance Leases

The carrying amount of assets held under finance leases at March 31, 2019 and 2018 consisted of the following:

	At March 31,
	2019	2018
	(In millions)
Tangible assets:
Land and buildings	¥2,520	¥2,837
Other tangible assets(1)	23,029	3,312

Total(2)	25,549	6,149

Intangible assets:
Software	991	144

Total	¥26,540	¥6,293

(1)	Other tangible assets include mainly equipment, machinery and vehicles.
(2)	Cross-reference to Leased assets in Note 12 “Property, Plant and Equipment.”

Total of Future Minimum Lease Payments and Their Present Value Under Finance Leases

The total of future minimum lease payments and their present value under finance leases at March 31, 2019 and 2018 were as follows:

	At March 31,
	2019	2018
	(In millions)
Not later than one year	¥8,478	¥2,567
Later than one year and not later than five years	19,392	4,664
Later than five years	5,322	3,086

Total	33,192	10,317
Less: Future interest charges	(2,813)	(1,151)

Present value of finance lease commitments(1)	¥30,379	¥9,166

(1)	Present value of finance lease commitments is included in “Borrowings” in the consolidated statements of financial position. See Note 18 “Borrowings.”

Total Amounts of Future Minimum Lease Payments Receivable Under Non-cancellable Operating Leases

The total amounts of the future minimum lease payments receivable under non-cancellable operating leases at March 31, 2019 and 2018 were as follows:

	At March 31,
	2019	2018
	(In millions)
Not later than one year	¥35,937	¥38,072
Later than one year and not later than five years	67,235	70,813
Later than five years	18,007	18,857

Total	¥121,179	¥127,742

Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases

The gross investment in the lease, unearned finance income, present value of the minimum lease payments receivable and unguaranteed residual values under finance leases at March 31, 2019 and 2018 were as follows:

	At March 31, 2019
	Gross investment in the lease	Unearned finance income	Present value of the minimum lease payments receivable(1)	Unguaranteed residual values(1)
	(In millions)
Not later than one year	¥65,963	¥13,053	¥52,910	¥14,894
Later than one year and not later than five years	214,042	26,713	187,329	27,186
Later than five years	57,589	10,202	47,387	24,282

Total	¥337,594	¥49,968	¥287,626	¥66,362

	At March 31, 2018
	Gross investment in the lease	Unearned finance income	Present value of the minimum lease payments receivable(1)	Unguaranteed residual values(1)
	(In millions)
Not later than one year	¥54,501	¥13,470	¥41,031	¥6,483
Later than one year and not later than five years	227,793	29,746	198,047	43,206
Later than five years	73,979	11,574	62,405	21,117

Total	¥356,273	¥54,790	¥301,483	¥70,806

(1)	Present value of the minimum lease payments receivable and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.

Total Amounts of Future Minimum Lease Payments Under Non-cancellable Operating Leases

The total amounts of future minimum lease payments under non-cancellable operating leases at March 31, 2019 and 2018 were as follows:

	At March 31,
	2019	2018
	(In millions)
Not later than one year	¥47,600	¥42,329
Later than one year and not later than five years	132,720	129,298
Later than five years	140,011	121,419

Total future minimum lease payments under non-cancellable operating leases	¥320,331	¥293,046